Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay versus Performance Table

Year	Summary Compensation Table Total for PEO(1)(2)	Compensation Actually Paid to PEO(1)(3)(6)	Average Summary Compensation Table Total for Non-PEO NEOs(4)	Average Compensation Actually Paid to Non-PEO NEOs(5)(6)	Value of Initial Fixed $100 Investment Based On(7):
					Total Shareholder Return	Peer Group Total Shareholder Return(8)	Net Income ($mm)	Share Price(9)
2022	$40,116,595	$53,986,595	$3,598,663	$3,982,497	$173	$118	$91	$73.69
2021	$1,015,000	$(31,601,946)	$4,146,658	$2,251,711	$172	$132	$106	$74.09
2020	$1,015,000	$98,109,055	$5,195,368	$12,727,694	$167	$98	$118	$75.25
(1)	Our CEO, Mr. Taubman, is our Principal Executive Officer (PEO).
(2)	The amounts included in this column are the total compensation amounts disclosed in the Summary Compensation Table for each of the years included.
(3)	Compensation actually paid was calculated in accordance with the rules outlined under Item 402(v)(2)(iii) of Regulation S-K. The following table outlines adjustments made to the amounts reported for Mr. Taubman in the Summary Compensation Table. Importantly, the amounts do not reflect the actual amount of compensation earned by, or paid to, Mr. Taubman during the applicable year.
Year	Grant Date Fair Value of Equity Awards Granted in the Year(a)	Change in Pension Value Deduction(b)	Pension Service Cost Addition(b)	Prior Pension Service Cost Addition(b)	Stock and Option Awards Adjustment(c)	Total Adjustments
2022	$(39,100,000)	—	—	—	$52,970,000	$13,870,000
2021	—	—	—	—	$(32,616,946)	$(32,616,946)
2020	—	—	—	—	$97,094,055	$97,094,055
(a)	The reported value of equity awards represents the grant date fair value of equity awards as reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year. These values are subtracted for the purposes of the Pay versus Performance calculation per the rules outlined under the Rule.
(b)	Our CEO does not participate in any company pension plans, therefore compensation adjustment represented is zero.
(c)	For each covered year, the amounts added or deducted in calculated stock and option award adjustments include:
Year	Year End Fair Value of Equity Awards Granted during the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Stock and Option Awards Adjustment
2022	$52,970,000	—	—	—	—	—	$52,970,000
2021	—	—	—	$72,954	$(32,689,900)	—	$(32,616,946)
2020	—	$28,841,015	—	$68,253,040	—	—	$97,094,055
(4)	The amounts included in this column represent the average of the total compensation amounts disclosed in the Summary Compensation Table to Ms. Lee, Ms. Meates and Mr. Travin for fiscal years 2022 and 2021 and Ms. Lee, Ms. Meates and Mr. Cuminale for fiscal year 2020.
(5)	Average compensation actually paid for our non-CEO NEOs was calculated in accordance with the rules outlined under Item 402(v)(2)(iii) of Regulation S-K. The following adjustments were made to the amounts reported in the Summary Compensation Table for our non-CEO NEOs. Importantly, the amounts do not reflect the actual average amount of compensation earned by, or paid to, our other Named Executive Officers as a group during the applicable year.
Year	Grant Date Fair Value of Equity Awards Granted in the Year(a)	Change in Pension Value Deduction(b)	Pension Service Cost Addition(b)	Prior Pension Service Cost Addition(b)	Stock and Option Awards Adjustment(c)	Total Adjustments
2022	$(1,404,576)	—	—	—	$1,788,410	$383,834
2021	$(1,044,991)	—	—	—	$(849,956)	$(1,894,947)
2020	$(1,225,368)	—	—	—	$8,757,694	$7,532,326
(a)	The reported value of equity awards represents the average of grant date fair value of equity awards granted to non-CEO NEOs as reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year. These values are subtracted for the purposes of the Pay versus Performance calculation per the Rule.
(b)	Our non-CEO NEOs do not participate in any company pension plans, therefore compensation adjustment represented is zero.
(c)	For each covered year, the amounts added or deducted in calculated stock and option award adjustments include:
Year	Year End Fair Value of Equity Awards Granted during the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Stock and Option Awards Adjustment
2022	$1,902,824	$14,469	—	$(128,883)	—	—	$1,788,410
2021	$1,096,990	$34,214	—	$(105,511)	$(1,875,650)	—	$(849,956)
2020	$1,744,377	$2,555,994	—	$4,457,323	—	—	$8,757,694
(6)	When calculating amounts of “compensation actually paid” for purposes of this table:
i.	The fair value of RSU and LTIP unit awards was estimated as of the relevant valuation date in accordance with FASB ASC Topic 718.
ii.	The fair value of performance awards was estimated at each valuation date using a Monte Carlo simulation and the key assumptions as described in Note 10 to our financial statements for the fiscal year ended December 31, 2022 included in the company’s Annual Report on Form 10-K filed with the SEC. The assumptions used were not materially changed from those described in Note 10 but were updated at each valuation date to reflect the then-current value of each variable.
(7)	Total shareholder return, including reinvestment of dividends, as calculated based on a fixed investment of one hundred dollars measured from the market close on December 31, 2019 (the last trading day of 2019) through and including the end of the fiscal year for each year reported in the table as required by the Rule.
(8)	Total shareholder return for S&P 500 Financials Index.
(9)	For purposes of the Rule, we have identified Share Price as our company-Selected Metric, based on the PJT Partners share price as at the last trading day of each year. Although Share Price is one important financial performance measure, among others, that the Compensation Committee considers when making compensation decisions with the intent of aligning compensation with company performance, the Compensation Committee has not historically and does not currently evaluate “compensation actually paid” as calculated pursuant to Item 402(v)(2) as part of its executive compensation determinations; accordingly, the Compensation Committee does not actually use any financial performance measure specifically to link executive compensation “actually paid” to company performance.

Company Selected Measure Name	Share Price
Named Executive Officers, Footnote [Text Block]
(4)	The amounts included in this column represent the average of the total compensation amounts disclosed in the Summary Compensation Table to Ms. Lee, Ms. Meates and Mr. Travin for fiscal years 2022 and 2021 and Ms. Lee, Ms. Meates and Mr. Cuminale for fiscal year 2020.

Peer Group Issuers, Footnote [Text Block]
(8)	Total shareholder return for S&P 500 Financials Index.

PEO Total Compensation Amount	$ 40,116,595	$ 1,015,000	$ 1,015,000
PEO Actually Paid Compensation Amount	$ 53,986,595	(31,601,946)	98,109,055
Adjustment To PEO Compensation, Footnote [Text Block]
(3)	Compensation actually paid was calculated in accordance with the rules outlined under Item 402(v)(2)(iii) of Regulation S-K. The following table outlines adjustments made to the amounts reported for Mr. Taubman in the Summary Compensation Table. Importantly, the amounts do not reflect the actual amount of compensation earned by, or paid to, Mr. Taubman during the applicable year.
Year	Grant Date Fair Value of Equity Awards Granted in the Year(a)	Change in Pension Value Deduction(b)	Pension Service Cost Addition(b)	Prior Pension Service Cost Addition(b)	Stock and Option Awards Adjustment(c)	Total Adjustments
2022	$(39,100,000)	—	—	—	$52,970,000	$13,870,000
2021	—	—	—	—	$(32,616,946)	$(32,616,946)
2020	—	—	—	—	$97,094,055	$97,094,055
(a)	The reported value of equity awards represents the grant date fair value of equity awards as reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year. These values are subtracted for the purposes of the Pay versus Performance calculation per the rules outlined under the Rule.
(b)	Our CEO does not participate in any company pension plans, therefore compensation adjustment represented is zero.
(c)	For each covered year, the amounts added or deducted in calculated stock and option award adjustments include:
Year	Year End Fair Value of Equity Awards Granted during the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Stock and Option Awards Adjustment
2022	$52,970,000	—	—	—	—	—	$52,970,000
2021	—	—	—	$72,954	$(32,689,900)	—	$(32,616,946)
2020	—	$28,841,015	—	$68,253,040	—	—	$97,094,055

Non-PEO NEO Average Total Compensation Amount	$ 3,598,663	4,146,658	5,195,368
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,982,497	2,251,711	12,727,694
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(5)	Average compensation actually paid for our non-CEO NEOs was calculated in accordance with the rules outlined under Item 402(v)(2)(iii) of Regulation S-K. The following adjustments were made to the amounts reported in the Summary Compensation Table for our non-CEO NEOs. Importantly, the amounts do not reflect the actual average amount of compensation earned by, or paid to, our other Named Executive Officers as a group during the applicable year.
Year	Grant Date Fair Value of Equity Awards Granted in the Year(a)	Change in Pension Value Deduction(b)	Pension Service Cost Addition(b)	Prior Pension Service Cost Addition(b)	Stock and Option Awards Adjustment(c)	Total Adjustments
2022	$(1,404,576)	—	—	—	$1,788,410	$383,834
2021	$(1,044,991)	—	—	—	$(849,956)	$(1,894,947)
2020	$(1,225,368)	—	—	—	$8,757,694	$7,532,326
(a)	The reported value of equity awards represents the average of grant date fair value of equity awards granted to non-CEO NEOs as reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year. These values are subtracted for the purposes of the Pay versus Performance calculation per the Rule.
(b)	Our non-CEO NEOs do not participate in any company pension plans, therefore compensation adjustment represented is zero.
(c)	For each covered year, the amounts added or deducted in calculated stock and option award adjustments include:
Year	Year End Fair Value of Equity Awards Granted during the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Stock and Option Awards Adjustment
2022	$1,902,824	$14,469	—	$(128,883)	—	—	$1,788,410
2021	$1,096,990	$34,214	—	$(105,511)	$(1,875,650)	—	$(849,956)
2020	$1,744,377	$2,555,994	—	$4,457,323	—	—	$8,757,694

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Description of Relationships Between Pay and Performance

The below charts are a visual representation of the relationship between compensation actually paid for our CEO and non-CEO NEOs and the financial metrics outlined in the Pay versus Performance table.

Relationship Between Pay and Company and Peer TSR

The following chart shows the relationship between (1) the compensation actually paid to our CEO and the average compensation actually paid to the non-CEO NEOs (each as calculated pursuant to Item 402(v)(2)(iii) of Regulation S-K) and (2) the cumulative total shareholder return of the company for its last three completed fiscal years. The chart also provides a comparison of the company’s total shareholder return to the peer total shareholder return for the three-year period.

Compensation Actually Paid vs. Net Income [Text Block]

Description of Relationships Between Pay and Performance

The below charts are a visual representation of the relationship between compensation actually paid for our CEO and non-CEO NEOs and the financial metrics outlined in the Pay versus Performance table.

Relationship Between Pay and Net Income

The following chart shows the relationship between (1) the compensation actually paid to our CEO and the average compensation actually paid to the non-CEO NEOs (each as calculated pursuant to Item 402(v)(2)(iii) of Regulation S-K) and (2) the net income of the company for the last three fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Description of Relationships Between Pay and Performance

The below charts are a visual representation of the relationship between compensation actually paid for our CEO and non-CEO NEOs and the financial metrics outlined in the Pay versus Performance table.

Relationship Between Pay and Share Price

The following chart shows the relationship between (1) the compensation actually paid to our CEO and the average compensation actually paid to the non-CEO NEOs (each as calculated pursuant to Item 402(v)(2)(iii) of Regulation S-K) and (2) Share Price for the last three fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]

Description of Relationships Between Pay and Performance

The below charts are a visual representation of the relationship between compensation actually paid for our CEO and non-CEO NEOs and the financial metrics outlined in the Pay versus Performance table.

Relationship Between Pay and Company and Peer TSR

The following chart shows the relationship between (1) the compensation actually paid to our CEO and the average compensation actually paid to the non-CEO NEOs (each as calculated pursuant to Item 402(v)(2)(iii) of Regulation S-K) and (2) the cumulative total shareholder return of the company for its last three completed fiscal years. The chart also provides a comparison of the company’s total shareholder return to the peer total shareholder return for the three-year period.

Tabular List [Table Text Block]

Tabular List: Performance Measures

In response to the Tabular List disclosure requirement pursuant to Item 402(v)(6) of Regulation S-K, the following table outlines four key performance measures, which the Compensation Committee considered, among others, when making executive compensation decisions for the performance year 2022. These measures are listed in alphabetical order, not reflective of order of importance. Share price is included in the pay versus performance table as our company-selected measure given its inclusion as a performance measure in Mr. Taubman’s performance-based equity awards reflected in compensation actually paid.

Consistent with our long-term focus, each of these elements are reviewed through a multi-year lens and considering our company’s business mix versus our competitors.

Tabular List: Most Important Performance Measures
1.	Adjusted net income per share
2.	Adjusted pre-tax income
3.	Revenue
4.	Share price

Total Shareholder Return Amount	$ 173	172	167
Peer Group Total Shareholder Return Amount	118	132	98
Net Income (Loss)	$ 91,000,000	$ 106,000,000	$ 118,000,000
Company Selected Measure Amount | $ / shares	73.69	74.09	75.25
PEO Name	Mr. Taubman	Mr. Taubman	Mr. Taubman
Additional 402(v) Disclosure [Text Block]
(9)	For purposes of the Rule, we have identified Share Price as our company-Selected Metric, based on the PJT Partners share price as at the last trading day of each year. Although Share Price is one important financial performance measure, among others, that the Compensation Committee considers when making compensation decisions with the intent of aligning compensation with company performance, the Compensation Committee has not historically and does not currently evaluate “compensation actually paid” as calculated pursuant to Item 402(v)(2) as part of its executive compensation determinations; accordingly, the Compensation Committee does not actually use any financial performance measure specifically to link executive compensation “actually paid” to company performance.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted net income per share
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted pre-tax income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Share price
PEO [Member] | Grant Date Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (39,100,000)	$ 0	$ 0
PEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Prior Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Stock and Option Awards Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	52,970,000	(32,616,946)	97,094,055
PEO [Member] | Year End Fair Value of Equity Awards Granted during the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	52,970,000	0	0
PEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	28,841,015
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	72,954	68,253,040
PEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(32,689,900)	0
PEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	13,870,000	(32,616,946)	97,094,055
Non-PEO NEO [Member] | Grant Date Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,404,576)	(1,044,991)	(1,225,368)
Non-PEO NEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Prior Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Stock and Option Awards Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,788,410	(849,956)	8,757,694
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards Granted during the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,902,824	1,096,990	1,744,377
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	14,469	34,214	2,555,994
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(128,883)	(105,511)	4,457,323
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(1,875,650)	0
Non-PEO NEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 383,834	$ (1,894,947)	$ 7,532,326